Description of Business, Basis of Presentation and Summary of Significant Accounting Policies - Summary of Outstanding Potentially Dilutive Shares Excluded in Calculation of Diluted Net Loss Per Share (Detail) - shares
	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding potentially dilutive securities	1,504,052	6,515,951	44,707,805	40,686,102
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding potentially dilutive securities	1,499,123	1,358,588
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding potentially dilutive securities		5,046,213	35,184,882	33,561,102
Warrants to purchase common stock [Member] | Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding potentially dilutive securities	4,929	3,585	25,000	25,000
Warrants to Purchase Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding potentially dilutive securities		107,565		950,000